CONTRACTHOLDER BONUS INTEREST CREDITS (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Changes in the deferred asset for contractholder bonus interest credits
Balance, beginning of year	$ 718	$ 772
Contractholder bonus interest credits deferred	30	34
Amortization Charged To Income	127	88
Balance, End of Year	$ 621	$ 718